Savings And Investment Plan And Deferred Compensation Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Savings And Investment Plan And Deferred Compensation [Line Items]
Contributions towards defined contribution savings and investment plans	$ 9.4	$ 11.5	$ 8.6
Endo 401(k) Plan
Savings And Investment Plan And Deferred Compensation [Line Items]
Maximum annual contributions per employee (percent)	4.00%
Endo 401(k) Plan, Matching Tier One
Savings And Investment Plan And Deferred Compensation [Line Items]
Employer matching contribution (percent)	100.00%
Percentage of employees gross pay	3.00%
Endo 401(k) Plan, Matching Tier Two
Savings And Investment Plan And Deferred Compensation [Line Items]
Employer matching contribution (percent)	50.00%
Percentage of employees gross pay	2.00%